Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,673,611.60
Previously Paid Amount	0.00
Total Fee Amount	1,102.60
Total Offset Amount	0.00
Net Fee	1,102.60
Narrative - Max Aggregate Offering Price	$ 12,673,611.60
Final Prospectus	true